Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Apr. 30, 2020	Dec. 31, 2019
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading		$ (9,140)	$ (30,781)	$ (80,472)	$ (51,931)
Interest rate swaps held for trading
Financial Instruments
Notional amount		1,230,000		1,230,000			$ 1,170,000
Unrealized gain/(loss) on derivative financial instruments held for trading		$ (9,847)	$ (31,951)	$ (79,827)	$ (52,705)
GasLog with counterparty Deutsche Bank AG, termination in July 2020, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%		1.98%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				July 2016
Effective date				July 2016
Termination date				July 2020
GasLog with counterparty Deutsche Bank AG, termination in July 2021, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%		1.98%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				July 2016
Effective date				July 2016
Termination date				July 2021
GasLog with counterparty Deutsche Bank AG, termination in July 2022, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate		1.98%		1.98%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				July 2016
Effective date				July 2016
Termination date				July 2022
GasLog with counterparty DNB Bank ASA, termination in July 2022, interest rate of 1.719 percent
Financial Instruments
Fixed Interest Rate		1.719%		1.719%
Notional amount		$ 73,333		$ 73,333			73,333
Trade date				July 2016
Effective date				July 2016
Termination date				July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2022, interest rate of 1.79 percent
Financial Instruments
Fixed Interest Rate		1.79%		1.79%
Notional amount		$ 33,333		$ 33,333			33,333
Trade date				July 2016
Effective date				July 2016
Termination date				July 2022
GasLog with counterparty Nordea, termination in July 2022, interest rate of 1.815 percent
Financial Instruments
Fixed Interest Rate		1.815%		1.815%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				July 2016
Effective date				July 2016
Termination date				July 2022
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021, interest rate of 1.8405 percent
Financial Instruments
Fixed Interest Rate		1.8405%		1.8405%
Notional amount		$ 50,000		$ 50,000			50,000
Trade date				July 2016
Effective date				July 2016
Termination date				July 2021
GasLog with counterparty HSBC Bank plc, termination in February 2022, interest rate of 2.005 - 2.170 percent
Financial Instruments
Fixed Interest Rate		2.17%		2.17%		2.005%
Notional amount		$ 100,000		$ 100,000			100,000
Trade date				Feb 2017
Effective date				Feb 2017
Termination date				Feb 2022
GasLog with counterparty Nordea, termination in March 2022, interest rate of 2.0145 percent
Financial Instruments
Fixed Interest Rate		2.0145%		2.0145%
Notional amount		$ 100,000		$ 100,000			100,000
Trade date				Feb 2017
Effective date				Feb 2017
Termination date				Mar 2022
GasLog with counterparty ABN AMRO Bank NV ("ABN"), termination in March 2022, interest rate of 2.003 percent
Financial Instruments
Fixed Interest Rate		2.003%		2.003%
Notional amount		$ 100,000		$ 100,000			100,000
Trade date				Feb 2017
Effective date				Feb 2017
Termination date				Mar 2022
GasLog with counterparty Nordea, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate		3.07%		3.07%
Trade date				May 2018
Effective date				July 2020
Termination date				July 2026
GasLog with counterparty Nordea, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate		2.562%		2.562%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				May 2018
Effective date				May 2018
Termination date				July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate		3.025%		3.025%
Trade date				May 2018
Effective date				July 2020
Termination date				July 2024
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025, interest rate of 2.300 percent
Financial Instruments
Fixed Interest Rate		2.30%		2.30%
Notional amount		$ 50,000		$ 50,000			50,000
Trade date				May 2018
Effective date				April 2018
Termination date				July 2025
GasLog with counterparty DNB Bank ASA, termination in July 2024, interest rate of 3.056 percent
Financial Instruments
Fixed Interest Rate		3.056%		3.056%
Trade date				May 2018
Effective date				July 2020
Termination date				July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate		2.472%		2.472%
Notional amount		$ 73,333		$ 73,333			73,333
Trade date				May 2018
Effective date				July 2018
Termination date				July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate		2.475%		2.475%
Notional amount		$ 33,333		$ 33,333			33,333
Trade date				May 2018
Effective date				April 2018
Termination date				July 2024
GasLog with counterparty HSBC Bank, plc, termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate		2.55%		2.55%
Notional amount		$ 33,333		$ 33,333			33,333
Trade date				May 2018
Effective date				April 2018
Termination date				July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate		3.082%		3.082%
Trade date				May 2018
Effective date				July 2020
Termination date				July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate		3.095%		3.095%
Trade date				May 2018
Effective date				July 2021
Termination date				July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate		2.745%		2.745%
Notional amount		$ 50,000		$ 50,000			50,000
Trade date				Dec 2018
Effective date				Oct 2018
Termination date				July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate		2.793%		2.793%
Notional amount		$ 66,667		$ 66,667			66,667
Trade date				Dec 2018
Effective date				Oct 2018
Termination date				July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate		2.685%		2.685%
Notional amount		$ 73,333		$ 73,333			$ 73,333
Trade date				Dec 2018
Effective date				Jan 2019
Termination date				July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate		2.958%		2.958%
Trade date				Dec 2018
Effective date				July 2020
Termination date				July 2024
GasLog with counterparty Nordea Bank Finland., termination in May 2020, interest rate of 2.937 percent
Financial Instruments
Fixed Interest Rate		2.937%		2.937%
Trade date				Dec 2018
Effective date				July 2020
Termination date				May 2020
GasLog with counterparty ING Bank N.V., termination in July 2024, interest rate of 3.127 percent
Financial Instruments
Fixed Interest Rate		3.127%		3.127%
Notional amount	$ 100,000
Trade date				May 2020
Effective date				July 2020
Termination date				July 2024
Gain (loss) on swap replacement	$ (41)
GasLog with counterparty DNB Bank ASA, termination in April 2025, interest rate of 2.979 percent
Financial Instruments
Fixed Interest Rate		2.979%		2.979%
Notional amount		$ 60,000		$ 60,000
Trade date				Dec 2018
Effective date				April 2020
Termination date				April 2025